Pension and Other Post-Retirement Benefits (Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category) (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [Line Items]
Debt securities		1.00%
Other plan assets held in funds estimated fair values	100.00%	100.00%
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	77.00%	71.00%
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	22.00%	28.00%
Mortgage- backed securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	1.00%